Acquisitions and Dispositions - Summary of Capital Structure After Issuance of Shares (Detail) - YPF EE [member]	12 Months Ended
Dec. 31, 2017 shares
Disclosure of classes of share capital [line items]
Number of Shares	3,747,070,355
Participation in the capital stock	100.00%
YPF [member]
Disclosure of classes of share capital [line items]
Number of Shares	2,723,826,879
Participation in the capital stock	72.69218%
Kind of Share	A
OPESSA [member]
Disclosure of classes of share capital [line items]
Number of Shares	86,476,112
Participation in the capital stock	2.30783%
Kind of Share	A
Group [member]
Disclosure of classes of share capital [line items]
Number of Shares	2,810,302,991
Participation in the capital stock	75.00001%
Kind of Share	A
GEFS Global Energy B V [member]
Disclosure of classes of share capital [line items]
Number of Shares	936,767,364
Participation in the capital stock	24.99999%
Kind of Share	B